CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Allowance for doubtful accounts	$ 20	$ 20	$ 20
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	36,639,383	23,383,125	15,743,541
Common stock, shares outstanding (in shares)	36,639,383	23,383,125	15,743,541
Treasury stock (in shares)	215,164	215,164	211,414
Series A Convertible Redeemable Preferred Stock
Temporary equity par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)	100,000	100,000	100,000
Temporary equity, shares issued (in shares)	0	0	0
Temporary equity, shares outstanding (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Convertible Redeemable Preferred Stock
Temporary equity par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)	100,000	100,000	100,000
Temporary equity, shares issued (in shares)	10,000	10,000	0
Temporary equity, shares outstanding (in shares)	10,000	10,000	0
Series B Convertible Preferred Stock
Temporary equity, shares outstanding (in shares)		0	0
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	50,000	50,000	50,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	150	150
Preferred stock, shares issued (in shares)	110	0
Preferred stock, shares outstanding (in shares)	110	0